Equity-based participation plans for employees	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-based participation plans for employees
27. Equity-based participation plans for employees
The equity-based compensation expense from continuing operations related to all equity-based participation plans and the liabilities arising from equity-based payment transactions were as follows:
(USD millions)	2023	2022	2021

Expense related to equity-based participation plans	1 142	982	910

Liabilities arising from equity-based payment transactions	322	235	253

Equity-based participation plans can be separated into the following plans:
Annual Incentive
The Annual Incentive for the Novartis Company CEO and other Executive Committee members (ECN) is paid 50% in cash and 50% in Novartis restricted shares (RSs) or restricted share units (RSUs). For a select portion of Novartis management leadership team, the Annual Incentive is paid 70% in cash and 30% in RSs or RSUs. Both the ECN and a select portion of Novartis management leadership team can opt to invest up to the maximum cash portion of their Annual Incentive to receive further RSs or RSUs. Any cash is paid out during March in the year following the end of the performance period, and the shares are granted during January in the year following the end of the performance period.
Employee share savings plan
Novartis operates employee share savings and purchase plans in certain countries. The most significant is described below.
The Employee Share Ownership Plan (ESOP) in Switzerland offers participants to choose to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash, or (iii) 100% in cash. After the expiration of a three-year holding period for Novartis shares invested under the ESOP, participants receive one matching share for every two invested shares. Employees eligible for the equity plan “Select” are not eligible to receive ESOP matching shares. The Novartis Company CEO, the other Executive Committee members and a select portion of Novartis management leadership team are not eligible to participate in this plan.
Novartis Employee share purchase plan
In 2022 Novartis started to grant shares under the Employee Share Purchase Plan (ESPP). The ESPP enables employees to voluntarily purchase Novartis AG shares through payroll deductions at a discounted price. While the ESPP is global in scope, the first phase covers employees in North America (the US, Puerto Rico and Canada). Other countries employees will become eligible to participate in the ESPP commencing in 2024, according to a multi-year phased implementation plan. The shares are not subject to a vesting period.
Novartis equity plan “Select”
The equity plan “Select” is a global equity incentive plan under which eligible employees may annually be awarded a grant subject to a three-year, and for eligible employees of selected Company units a four-year, staggered vesting period. No awards are granted for performance ratings below a certain threshold. Executive Committee members and a select portion of Novartis management leadership team are not eligible to participate in the equity plan “Select.”
The equity plan “Select” currently allows participants employed and living in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSs or RSUs are granted unilaterally. Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options.
All tradable share options expired on their 10th anniversary from the grant date, which was in January 2023. Each tradable share option entitled the holder to purchase after vesting (and before the 10th anniversary from the grant date) one Novartis share at a stated exercise price that equals the closing market price of the underlying share at the grant date. As the exercise price did not reflect the decrease in the Novartis share due to the Alcon spin, one-fifth of an Alcon share was also awarded to the option holder upon exercise.
Options under Novartis equity plan “Select” outside North America
The following table shows the activity associated with the share options during the period. The weighted average prices in the table below are translated from Swiss francs into USD at historical rates.
	2023		2022

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	0.5	66.0	1.7	63.6

Sold or exercised	-0.5	66.0	-1.2	62.6

Outstanding at December 31	0.0		0.5	66.0

Exercisable at December 31	0.0		0.5	66.0

All share options were granted at an exercise price that was equal to the closing market price of the Company’s shares at the grant date. The weighted average share price at the dates of sale or exercise was USD 92.61.
Options under Novartis equity plan “Select” for North America
The following table shows the activity associated with the ADR options during the period:
	2023		2022

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	1.1	66.1	4.0	64.4

Sold or exercised	-1.1	66.1	-2.9	63.7

Outstanding at December 31	0.0		1.1	66.1

Exercisable at December 31	0.0		1.1	66.1

All ADR options were granted at an exercise price that was equal to the closing market price of the ADRs at the grant date. The weighted average share price at the dates of sale or exercise was USD 91.68.
Long-Term Performance Plan
The Long-Term Performance Plan (LTPP) is an equity plan for the ECN, a select portion of Novartis management leadership team and employees of Company units with specific targets.
Participants are granted a target number of performance share units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. The actual payout depends on the achievement of the performance measures and ranges between 0% and 200% of the granted amount. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in unrestricted Novartis shares at the end of the performance period.
The LTPP awards are subject to a three-year performance and vesting period. The performance criteria for the ECN are based on both Novartis internal performance metrics and variables that can be observed in the market, which is the ranking of the Novartis total shareholder return (TSR) relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods. Only ECN members, as from performance cycle 2023, are subject to the TSR performance metric under the LTPP.
TSR for Novartis and the peer companies is calculated as the change in the company share price, which is translated to USD at the relevant exchange rate, including the reinvestment return of dividends, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position of Novartis in the peer group determines the payout range based on a payout matrix.
Other share awards
Selected employees may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each candidate is thoroughly assessed at several management levels. Special Share Awards had a minimum three-year vesting period before 2021 and mainly three years thereafter. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents to the organization. Externally recruited ECN members are eligible only for special awards that are “buyouts” in the case that it is to replace equity forfeited with their former employer. The equity is provided on a like-for-like basis as the forfeited equity, at the same value with the same vesting period, and with or without a performance condition.
Worldwide, employees at different levels in the organization were awarded RSs and RSUs in 2023, 2022 and 2021.
In addition, in 2023, 2022 and 2021, Board members received unrestricted shares as part of their regular compensation.
Summary of share grants
The table below provides a summary of share grants (shares, RSs, RSUs and PSUs) for all plans. At the Sandoz Distribution date, all RSU and PSU holders, who were not entitled to the dividend in kind in the form of Sandoz Group AG shares received keep whole awards in Novartis AG shares to compensate for the loss of the Sandoz value from their Novartis AG shares. These keep whole awards were accounted for as a modification, which did not significantly change the fair value of the original grant. The change in fair value was measured by comparing the fair value of the grant before the spin against the fair value of the grant plus keep whole award right after spin.
	2023		2022

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.3	74.2	0.2	74.7

– Restricted shares	0.1	92.3	0.1	85.0

Share savings plans

– RSU	0.4	71.3	0.4	75.0

– Shares	1.0	92.3	1.2	85.0

Novartis Employee Share Purchase Plan	0.9	96.2	0.8	82.8

Select North America (RSU)	4.5	73.9	4.9	74.5

Select outside North America

– RSU	1.9	73.3	2.0	75.1

– Restricted shares	0.6	92.3	0.7	85.0

Long-Term Performance Plan (PSU)	1.8	80.6	1.7	82.0

Other share awards

– RSU	0.6	75.9	0.5	76.3

– Restricted shares			0.1	86.9

– Shares			0.1	86.1